UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dalton Investments LLC
Address: 12424 Wilshire Boulevard, Suite 600

         Los Angeles, CA  90025

13F File Number:  28-12151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy L. Milan, JD
Title:     Vice President - Compliance & Legal Affairs
Phone:     (310) 882-4141

Signature, Place, and Date of Signing:

     /s/ Joy L. Milan, JD     Los Angeles, CA     October 31, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $72,707 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP                ACACIA TCH COM  003881307     1179    80292 SH       Sole                    80292        0        0
ALDILA INC                      COM NEW         014384200      306    18502 SH       Sole                    18502        0        0
ALTRIA GROUP INC                COM             02209s103     5670    81550 SH       Sole                    81550        0        0
ANADARKO PETE CORP              COM             032511107      908    16900 SH       Sole                    16900        0        0
BANCROFT FUND LTD               COM             059695106      515    24140 SH       Sole                    24140        0        0
BERKSHIRE HATHAWAY INC DEL      CL B            084670207     8062     2040 SH       Sole                     2040        0        0
C D W CORP                      COM             12512n105      262     3000 SH       Sole                     3000        0        0
CASTLE CONV FD INC              COM             148443104      201     8071 SH       Sole                     8071        0        0
CIMAREX ENERGY CO               COM             171798101     1054    28300 SH       Sole                    28300        0        0
CLEAR CHANNEL COMMUNICATIONS    COM             184502102     1685    45000 SH       Sole                    45000        0        0
CONOCOPHILLIPS                  COM             20825c104     3777    43030 SH       Sole                    43030        0        0
DG FASTCHANNEL INC              COM             23326r109     2779   117874 SH       Sole                   117874        0        0
E TRADE FINANCIAL CORP          COM             269246104      848    65000 SH       Sole                    65000        0        0
ELLSWORTH FUND LTD              COM             289074106      777    85485 SH       Sole                    85485        0        0
INDUSTRIAL ENTERPRISES AMER     COM NEW         456132208      426   100000 SH       Sole                   100000        0        0
ISHARES INC                     MSCI TAIWAN     464286731    11078   659418 SH       Sole                   659418        0        0
ISHARES TR                      US TIPS BD FD   464287176      572     5608 SH       Sole                     5608        0        0
ISHARES TR                      MSCI EAFE IDX   464287465      339     4108 SH       Sole                     4108        0        0
ISHARES TR                      RUSSELL 1000    464287622      618     7457 SH       Sole                     7457        0        0
ISHARES TRUST                   LEHMAN 10-20YR  464288653      801     7946 SH       Sole                     7946        0        0
ISHARES TRUST                   MSCI VAL IDX    464288877      213     2733 SH       Sole                     2733        0        0
LIBERTY GLOBAL INC              COM SER C       530555309     2884    74600 SH       Sole                    74600        0        0
LIBERTY MEDIA HLDG CORP         CAP COM SER A   53071m302      399     3200 SH       Sole                     3200        0        0
LIBERTY MEDIA HLDG CORP         INT COM SER A   53071m104      596    31000 SH       Sole                    31000        0        0
LIONBRIDGE TECHNOLOGIES INC     COM             536252109       40    10000 SH       Sole                    10000        0        0
LOEWS CORP                      CAROLNA GP STK  540424207     8059    98000 SH       Sole                    98000        0        0
MELCO PBL ENTMNT LTD            ADR             585464100      479    29000 SH       Sole                    29000        0        0
NET 1 UEPS TECHNOLOGIES INC     COM NEW         64107n206      362    13334 SH       Sole                    13334        0        0
NORSK HYDRO A S                 SPONSORED ADR   656531605     1647    38000 SH       Sole                    38000        0        0
NUVEEN PREM INCOME MUN FD 2     COM             67063w102      185    13711 SH       Sole                    13711        0        0
NUVEEN PREMIER MUN INCOME FD    COM             670988104      219    16494 SH       Sole                    16494        0        0
PARLUX FRAGRANCES INC           COM             701645103       54    13763 SH       Sole                    13763        0        0
PIONEER TAX ADVNTAGE BALANC     COM             72388r101     1048    73144 SH       Sole                    73144        0        0
PLATINUM UNDERWRITER HLDGS L    COM             g7127p100     2158    60000 SH       Sole                    60000        0        0
POWERSHARES DB G10 CURCY HAR    COM UT BEN INT  73935y102     5830   205000 SH       Sole                   205000        0        0
REPUBLIC PROPERTY TR            COM             760737106      660    45000 SH       Sole                    45000        0        0
RESOURCE CAP CORP               COM             76120w302      206    18300 SH       Sole                    18300        0        0
SLM CORP                        COM             78442p106      993    20000 SH       Sole                    20000        0        0
STREETTRACKS GOLD TR            GOLD SHS        863307104     1503    20442 SH       Sole                    20442        0        0
VANGUARD INDEX FDS              GROWTH ETF      922908736      811    12517 SH       Sole                    12517        0        0
VANGUARD INDEX FDS              SMALL CP ETF    922908751      265     3653 SH       Sole                     3653        0        0
VANGUARD INDEX FDS              STK MRK ETF     922908769      561     3709 SH       Sole                     3709        0        0
VANGUARD INTL EQUITY INDEX F    ALLWRLD EX US   922042775     1551    25981 SH       Sole                    25981        0        0
WESTERN ASSET CLYM INFL OPP     COM             95766r104      127    10870 SH       Sole                    10870        0        0